Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash provided by (used in): Operating activities
Comprehensive income (loss) for the year	CAD (9,099,562)	CAD 10,540,228	CAD (1,563,361)
Items not affecting cash:
Deferred income tax recovery		(6,823,000)
Stock-based compensation expense	790,500	1,081,000	658,000
Amortization expense	2,104,864	704,943	67,162
Increase in fair value of US$ Warrants			42,800
Non-cash changes to asset retirement obligation	4,000	1,800	(12,449)
Asset retirement obligations paid		(560)	(2,111)
Other	(2,917)	87,756
Total non-cash items	2,896,447	(4,948,061)	753,402
Change in non-cash working capital balances (Note 14)	(1,384,499)	1,392,755	(2,771,227)
Net cash from (used in) operating activities	(7,587,614)	6,984,922	(3,581,186)
Cash provided by (used in) Financing activities
Proceeds from exercise of stock options	498,970	335,946	288,066
Proceeds from exercise of US$ Warrants			2,735,995
Repayment of capital lease obligation	(34,159)	(8,122)
Net cash from financing activities	464,811	327,824	3,024,061
Cash provided by (used in) Investing activities
Purchase of property and equipment	(89,702)	(3,380,717)	(41,808)
Decrease (increase) in short-term investments	602,385	3,117,952	(2,723,980)
Decrease (increase) in restricted cash	75,000	(75,000)	53,921
Change in non-cash working capital balances (Note 14)	(60,187)	60,187
Net cash from (used in) investing activities	527,496	(277,578)	(2,711,867)
Net increase (decrease) in cash and cash equivalents	(6,595,307)	7,035,168	(3,268,992)
Cash and cash equivalents, beginning of the year	7,085,803	50,635	3,319,627
Cash and cash equivalents, end of the year	490,496	7,085,803	50,635
Supplemental information:
Cash interest (received)	16,057	(15,134)	(56,401)
Cash taxes paid	CAD 1,634,360	CAD 717,782